Borrowings - Summary of Detailed Composition of Operational Funding (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 8,524	€ 9,307	€ 12,061
Operational funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 7,283	7,562
Operational funding [member] | Revolving Loan Facility Warehouse Mortgage Loans [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Monthly
Borrowing maturity	2020 /22
Borrowings	€ 1,545	817
Operational funding [member] | SAECURE 15" RMBS Note [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2014 /20
Borrowings		917
Operational funding [member] | SAECURE 16" RMBS Note [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2018 /23
Borrowings	€ 758	820
Operational funding [member] | EUR 512 million "SAECURE 18" RMBS Note [Member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2019/25
Borrowings	€ 422	491
Operational funding [member] | EUR 750 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.267%
Coupon date	Annual
Borrowing maturity	2015 /20
Borrowings		749
Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.25%
Coupon date	Annual
Borrowing maturity	2016 /23
Borrowings	€ 498	498
Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.375%
Coupon date	Annual
Borrowing maturity	2017 /24
Borrowings	€ 498	498
Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.01%
Coupon date	Annual
Borrowing maturity	2020 /25
Borrowings	€ 508
Operational funding [member] | EUR 500 million Conditional Pass-Through Covered Bond [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	0.75%
Coupon date	Annual
Borrowing maturity	2017 /27
Borrowings	€ 491	489
Operational funding [member] | FHLB Secured Borrowings [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Floating
Coupon date	Quarterly
Borrowing maturity	2020 /23
Borrowings	€ 2,055	1,777
Operational funding [member] | Aegon Bank Senior Non-Preferred debt [Member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	Fixed
Coupon date	Annual
Borrowing maturity	2019/24
Borrowings	€ 498	497
Operational funding [member] | Other [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 9	€ 8